Inventory (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory
Raw material and supplies	$ 2,896,445	$ 2,640,842
Work in process	254,016	339,581
Finished goods	14,457,288	15,753,871
Inventory	17,607,749	18,734,294
Reserve for inventory obsolescence	$ 141,000	$ 124,000	$ 0